Provisions, income tax liabilities and other liabilities - Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
France
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	€ (106)	€ 23	€ 42
Germany
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(113)	121	(5)
USA
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(156)	22	148
UK
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(237)	115	133
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Current service cost	227	221	205
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	5	(199)	(148)
Net interest cost/(income) including administration costs and taxes paid during the period	49	69	86
Contributions from plan members	(6)	(7)	(6)
Expense/(gain) recognized directly in profit or loss	276	84	136
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	685	(266)	(331)
Expense/(gain) for the period	(409)	350	467
Pensions and other post-employment benefits | France
Disclosure of defined benefit plans [line items]
Current service cost	72	65	68
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	2	(87)	(146)
Net interest cost/(income) including administration costs and taxes paid during the period	5	7	16
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	80	(15)	(62)
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	106	(23)	(42)
Expense/(gain) for the period	(26)	8	(20)
Pensions and other post-employment benefits | Germany
Disclosure of defined benefit plans [line items]
Current service cost	47	49	42
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	0	10	13
Net interest cost/(income) including administration costs and taxes paid during the period	5	13	17
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	52	72	72
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	113	(121)	4
Expense/(gain) for the period	(61)	193	68
Pensions and other post-employment benefits | USA
Disclosure of defined benefit plans [line items]
Current service cost	57	51	42
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	0	(123)	(12)
Net interest cost/(income) including administration costs and taxes paid during the period	27	34	40
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	84	(38)	70
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	157	(22)	(148)
Expense/(gain) for the period	(73)	(16)	218
Pensions and other post-employment benefits | UK
Disclosure of defined benefit plans [line items]
Current service cost	0	0	0
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	3	0	(2)
Net interest cost/(income) including administration costs and taxes paid during the period	3	5	2
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	6	5	0
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	236	(115)	(133)
Expense/(gain) for the period	(230)	120	133
Pensions and other post-employment benefits | Other
Disclosure of defined benefit plans [line items]
Current service cost	51	56	53
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	0	1	(1)
Net interest cost/(income) including administration costs and taxes paid during the period	9	10	11
Contributions from plan members	(6)	(7)	(6)
Expense/(gain) recognized directly in profit or loss	54	60	56
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	73	15	(12)
Expense/(gain) for the period	€ (19)	€ 45	€ 68